Research and development expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expense [Abstract]
Research and development expense	₩ 735,715	₩ 723,888	₩ 721,437